Pension Plans	12 Months Ended
May. 31, 2015
Pension Plans

NOTE M — PENSION PLANS

We sponsor several pension plans for our employees, including our principal plan (the “Retirement Plan”), which is a non-contributory defined benefit pension plan covering substantially all domestic non-union employees. Pension benefits are provided for certain domestic union employees through separate plans. Employees of our foreign subsidiaries receive pension coverage, to the extent deemed appropriate, through plans that are governed by local statutory requirements.

The Retirement Plan provides benefits that are based upon years of service and average compensation with accrued benefits vesting after five years. Benefits for union employees are generally based upon years of service, or a combination of years of service and average compensation. Our pension funding policy is to contribute an amount on an annual basis that can be deducted for federal income tax purposes, using a different actuarial cost method and different assumptions from those used for financial reporting. For the fiscal year ending May 31, 2016, we expect to contribute approximately $32.0 million to the retirement plans in the U.S. and approximately $5.7 million to our foreign plans.

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2015	2014	2013	2015	2014	2013
Service cost	$30,359	$27,056	$25,950	$4,611	$4,375	$4,337
Interest cost	20,119	18,039	16,240	7,184	7,382	7,246
Expected return on plan assets	(24,308)	(20,761)	(17,431)	(8,611)	(8,411)	(7,715)
Amortization of:
Prior service cost	294	334	348	39	19	7
Net actuarial losses recognized	13,890	13,222	16,888	2,004	2,448	2,771
Curtailment/settlement (gains) losses			72		44	234

Net Pension Cost	$40,354	$37,890	$42,067	$5,227	$5,857	$6,880

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2015 and

2014, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2015	2014	2015	2014
Benefit obligation at beginning of year	$476,590	$402,686	$202,168	$185,993
Service cost	30,359	27,056	4,611	4,375
Interest cost	20,119	18,039	7,184	7,382
Benefits paid	(24,147)	(17,683)	(6,066)	(5,482)
Participant contributions			773	831
Plan amendments				384
Actuarial (gains)/losses	28,166	46,492	7,738	6,348
Acquisitions and transfers	6,378		781
Premiums paid			(128)	(138)
Currency exchange rate changes			(25,675)	2,475

Benefit Obligation at End of Year	$537,465	$476,590	$191,386	$202,168

Fair value of plan assets at beginning of year	$282,113	$241,960	$177,079	$155,056
Actual return on plan assets	11,076	30,547	21,867	17,432
Employer contributions	53,327	27,289	5,601	8,111
Participant contributions			773	831
Benefits paid	(24,147)	(17,683)	(6,066)	(5,482)
Premiums paid			(128)	(138)
Acquisitions and transfers	5,058
Currency exchange rate changes			(22,689)	1,269

Fair Value of Plan Assets at End of Year	$327,427	$282,113	$176,437	$177,079

(Deficit) of plan assets versus benefit obligations at end of year	$(210,038)	$(194,477)	$(14,949)	$(25,089)
Net Amount Recognized	$(210,038)	$(194,477)	$(14,949)	$(25,089)

Accumulated Benefit Obligation	$441,306	$385,492	$179,998	$188,835

The fair value of the assets held by our pension plans has increased at May 31, 2015 since our previous measurement date at May 31, 2014, due primarily to the combination of gains in the stock market and plan contributions. At the same time, plan liabilities have increased due to a decrease in interest rates and our adoption of a new mortality table for the U.S. Plans. As such, we have increased our recorded liability for the net underfunded status of our pension plans. Due to lower interest rates and our adoption of a new mortality table in the United States, we expect pension expense in fiscal 2016 to be above our fiscal 2015 expense level. Any future declines in the value of our pension plan assets or increases in our plan liabilities could require us to further increase our recorded liability for the net underfunded status of our pension plans and could also require accelerated and higher cash contributions to our pension plans.

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2015 and 2014 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2015	2014	2015	2014
Noncurrent assets	$5	$—	$1,280	$227
Current liabilities	(15)	(15)	(402)	(458)
Noncurrent liabilities	(210,028)	(194,462)	(15,827)	(24,858)

Net Amount Recognized	$(210,038)	$(194,477)	$(14,949)	$(25,089)

The following table summarizes the relationship between our plans’ benefit obligations and assets:

	U.S. Plans
	2015		2014
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$536,365	$326,323	$476,590	$282,113
Plans with accumulated benefit obligation in excess of plan assets	440,206	326,323	385,492	282,113
Plans with assets in excess of projected benefit obligation	1,100	1,104	—	—
Plans with assets in excess of accumulated benefit obligation	1,100	1,104	—	—

	Non-U.S. Plans
	2015		2014
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$141,149	$124,920	$105,327	$80,011
Plans with accumulated benefit obligation in excess of plan assets	47,242	33,083	103,734	80,011
Plans with assets in excess of projected benefit obligations	50,237	51,517	96,841	97,068
Plans with assets in excess of accumulated benefit obligations	132,756	143,354	85,101	97,068

The following table presents the pretax net actuarial loss and prior service (costs) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2015	2014	2015	2014
Net actuarial loss	$(212,828)	$(185,320)	$(39,307)	$(52,573)
Prior service (costs)	(703)	(997)	(357)	(423)

Total recognized in accumulated other comprehensive income not affecting retained earnings	$(213,531)	$(186,317)	$(39,664)	$(52,996)

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2015	2014	2015	2014
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$—	$—	$384
Net loss (gain) arising during the year	41,398	36,707	(5,518)	(2,673)
Effect of exchange rates on amounts included in AOCI			(5,771)	(137)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost)	(294)	(334)	(39)	(19)
Amortization or settlement recognition of net (loss)	(13,890)	(13,222)	(2,004)	(2,492)

Total recognized in other comprehensive loss (income)	$27,214	$23,151	$(13,332)	$(4,937)

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2015 that have not yet been recognized in net periodic pension cost, but will be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2016:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(15,624)	$(1,825)
Prior service (costs)	$(234)	$(39)

In measuring the projected benefit obligation and net periodic pension cost for our plans, we utilize actuarial valuations. These valuations include specific information pertaining to individual plan participants, such as salary, age and years of service, along with certain assumptions. The most significant assumptions applied include discount rates, expected return on plan assets and rate of compensation increases. We evaluate these assumptions, at a minimum, on an annual basis, and make required changes, as applicable. In developing our expected long-term rate of return on pension plan assets, we consider the current and expected target asset allocations of the pension portfolio, as well as historical returns and future expectations for returns on various categories of plan assets. Expected return on assets is determined by using the weighted-average return on asset classes based on expected return for the target asset allocations of the principal asset categories held by each plan. In determining expected return, we consider both historical performance and an estimate of future long-term rates of return. Actual experience is used to develop the assumption for compensation increases.

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2015	2014	2015	2014
Discount rate	4.25%	4.30%	3.26%	3.82%
Rate of compensation increase	3.80%	3.81%	2.81%	3.30%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2015	2014	2013	2015	2014	2013
Discount rate	4.30%	4.45%	4.25%	3.82%	3.95%	4.19%
Expected return on plan assets	8.25%	8.50%	8.50%	5.18%	5.37%	5.32%
Rate of compensation increase	3.81%	3.14%	3.15%	3.30%	3.32%	3.76%

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation as of May 31, 2015	Actual Asset Allocation
(Dollars in millions)		2015	2014
Equity securities	55%	$223.2	$193.8
Fixed income securities	25%	95.9	81.5
Cash		8.0	5.9
Other	20%	0.3	0.9

Total assets	100%	$327.4	$282.1

	Non-U.S. Plans
	Target Allocation as of May 31, 2015	Actual Asset Allocation
(Dollars in millions)		2015	2014
Equity securities	42%	$75.7	$84.0
Fixed income securities	51%	68.9	63.9
Cash	1%	0.4	0.5
Property and other	6%	31.4	28.7

Total assets	100%	$176.4	$177.1

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2015 and 2014:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
U.S. Treasury and other government	$—	$9,245	$—	$9,245
State and municipal bonds		461		461
Foreign bonds		2,608		2,608
Mortgage-backed securities		11,536		11,536
Corporate bonds		17,894		17,894
Stocks - large cap	36,554			36,554
Stocks - mid cap	14,575			14,575
Stocks - small cap	20,175			20,175
Stocks - international	3,756			3,756
Mutual funds - equity		148,207		148,207
Mutual funds - fixed		54,112		54,112
Cash and cash equivalents	8,019			8,019
Limited partnerships			285	285

Total	$83,079	$244,063	$285	$327,427

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
Pooled equities	$—	$74,159	$—	$74,159
Pooled fixed income		68,773		68,773
Foreign bonds		195		195
Insurance contracts			31,384	31,384
Mutual funds		1,502		1,502
Cash and cash equivalents	424			424

Total	$424	$144,629	$31,384	$176,437

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
U.S. Treasury and other government	$—	$11,203	$—	$11,203
State and municipal bonds		456		456
Foreign bonds		1,264		1,264
Mortgage-backed securities		7,255		7,255
Corporate bonds		17,254		17,254
Stocks - large cap	34,442			34,442
Stocks - mid cap	18,183			18,183
Stocks - small cap	12,145			12,145
Stocks - international	2,525			2,525
Mutual funds - equity		126,513		126,513
Mutual funds - fixed		44,094		44,094
Cash and cash equivalents	5,869			5,869
Limited partnerships			910	910

Total	$73,164	$208,039	$910	$282,113

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
Pooled equities	$—	$82,534	$—	$82,534
Pooled fixed income		63,657		63,657
Foreign bonds		210		210
Insurance contracts			28,658	28,658
Mutual funds		1,448		1,448
Cash and cash equivalents	572			572

Total	$572	$147,849	$28,658	$177,079

The following table includes the activity that occurred during the years ended May 31, 2015 and 2014 for our Level 3 assets:

		Actual Return on Plan Assets For:
(In thousands)	Balance at Beginning of Period	Assets Still Held at Reporting Date	Assets Sold During Year	Purchases, Sales and Settlements, net (1)	Balance at End of Period
Year ended May 31, 2015	$29,568	7,659	888	(6,446)	$31,669
Year ended May 31, 2014	44,158	564	47	(15,201)	29,568

(1)	Includes the impact of exchange rate changes during the year.

The primary objective for the investments of the Retirement Plan is to provide for long-term growth of capital without undue exposure to risk. This objective is accomplished by utilizing a strategy of equities, fixed income securities and cash equivalents in a mix that is conducive to participation in a rising market, while allowing for adequate protection in a falling market. Our Investment Committee oversees the investment allocation process, which includes the selection and evaluation of investment managers, the determination of investment objectives and risk guidelines, and the monitoring of actual investment performance. In order to manage investment risk properly, Plan policy prohibits short selling, securities lending, financial futures, options and other specialized investments except for certain alternative investments specifically approved by the Investment Committee. The Investment Committee reviews, on a quarterly basis, reports of actual Plan investment performance provided by independent third parties, in addition to its review of the Plan investment policy on an annual basis. The investment objectives are similar for our plans outside of the U.S., subject to local regulations. In general, investments for all plans are managed by private investment managers, reporting to our Investment Committee on a regular basis.

The goals of the investment strategy for pension assets include: The total return of the funds shall, over an extended period of time, surpass an index composed of the Standard & Poor’s 500 Stock Index (equity), the Barclays Aggregate Bond Index (fixed income), and 30-day Treasury Bills (cash); weighted appropriately to match the asset allocation of the plans. The equity portion of the funds shall surpass the Standard & Poor’s 500 Stock Index over a full market cycle, while the fixed income portion shall surpass Barclays Aggregate Bond Index over a full market cycle. The purpose of the core fixed income fund is to increase return in the form of cash flow, provide a hedge against inflation and to reduce the volatility of the fund overall. Therefore, the primary objective of the core fixed income portion is to match the Barclays Aggregate Bond Index. The purpose of including opportunistic fixed income assets such as, but not limited to, global and high yield securities in the portfolio is to enhance the overall risk-return characteristics of the Fund.

In addition to the defined benefit pension plans discussed above, we also sponsor employee savings plans under Section 401(k) of the Internal Revenue Code, which cover most of our employees in the U.S. We record expense for defined contribution plans for any employer matching contributions made in conjunction with services rendered by employees. The majority of our plans provide for matching contributions made in conjunction with services rendered by employees. Matching contributions are invested in the same manner that the participants invest their own contributions. Matching contributions charged to income were $14.9 million, $13.6 million and $13.1 million for the years ending May 31, 2015, 2014 and 2013, respectively.

We expect to pay the following estimated pension benefit payments in the next five years (in millions): $33.0 in 2016, $36.3 in 2017, $37.0 in 2018, $40.6 in 2019, and $42.6 in 2020. In the five years thereafter (2021-2025) we expect to pay $239.2 million.